Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Employee compensation	$ 7,705	$ 12,166	$ 12,746
Customer deposits	1,216	1,135	1,850
Accrued warranty liability	290	287	266
Non-income tax	1,048	1,442	2,477
Professional fees	5,188	3,450	2,797
Current portion of operating lease liabilities	$ 2,388	$ 1,926	$ 1,391
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other	$ 5,362	$ 5,710	$ 4,104
Total accrued expenses and other current liabilities	$ 23,197	$ 26,116	$ 25,631